Operating Revenues - Disaggregation of Revenue (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Disaggregation of Revenue [Line Items]
Operating revenues - charters	$ 156,080	$ 117,205	$ 285,917	$ 257,107
Operating revenues – Unigas Pool	11,856	12,430	22,637	23,934
Total operating revenues	167,936	129,635	308,554	281,041
Time Charters
Disaggregation of Revenue [Line Items]
Operating revenues - charters	91,748	91,510	173,171	178,693
Voyage Charters
Disaggregation of Revenue [Line Items]
Operating revenues - charters	$ 64,332	$ 25,695	$ 112,746	$ 78,414